Share-Based Payments - Bud Apac Share-Based Compensation Program (Detail) - Budweiser APAC [Member] - Share-Based Compensation Plan [member] Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation number of shares issued	7.0	9.2
Share-based compensation grant date fair value	$ 7	$ 10